Note 10 - Equity - Schedule of Option Activity (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 08, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Outstanding Options (in shares)		134,333	51,558
Outstanding Options, exercise price (in dollars per share)		$ 20.77	$ 45.19
Outstanding Options, weighted average contractual term (Year)		3 years 5 months 4 days	6 years 2 months 4 days	6 years 10 months 24 days
Outstanding Options, intrinsic value		$ 0	$ 0	$ 0
Options granted (in shares)	327,421	335,728	82,775
Options granted, exercise price (in dollars per share)		$ 5.18	$ 5.58
Outstanding Options (in shares)		583,583	134,333	51,558
Outstanding Options, exercise price (in dollars per share)		$ 23.77	$ 20.77	$ 45.19
Non-Vested Options, number (in shares)		90,988	33,889
Non-Vested Options, weighted average grant date fair value (in dollars per share)		$ 4.77	$ 21.15
Options granted, weighted average grant date fair value (in dollars per share)		$ 4.77	$ 0
Options vested, number (in shares)	(37,709)	(185,704)	(25,676)
Options vested, weighted average grant date fair value (in dollars per share)		$ 4.94	$ 11.06
Non-Vested Options, number (in shares)		241,012	90,988	33,889
Non-Vested Options, weighted average grant date fair value (in dollars per share)		$ 4.63	$ 4.77	$ 21.15
The Merger [Member]
Options granted (in shares)		113,522
Options granted, exercise price (in dollars per share)		$ 82.25